Financial Instruments (Schedule of Fair Values Hierarchy) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6B)	€ 1,418	€ 1,282
Marketable securities	2,242	2,132
Forward contracts	5,162
Swap contracts	(7,685)	(632)
Currency swap	197	(2,117)
Dori Energy loan	10,595	9,189
Financial power swap	4,967
Forward contract [Member]
Disclosure of fair value measurement of assets [line items]
Forward contracts	€ 92
Valuation techniques for determining fair value	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contract [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Currency swap [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Dori loan [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.	The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Forward contracts	€ 4,967
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks. The future prices are assessed by using a model of a third party expert in the electricity field.
Income receivable in connection with the A.R.Z. Electricity PSP [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.	The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.
Marketable securities [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Market price	Market price
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6B)
Marketable securities
Forward contracts
Swap contracts
Currency swap
Dori Energy loan
Financial power swap
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6B)
Marketable securities	2,242	2,132
Forward contracts	(252)	(977)
Swap contracts	(7,685)	(632)
Currency swap	197	(2,117)
Dori Energy loan
Financial power swap
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6B)	1,418	1,282
Marketable securities
Forward contracts
Swap contracts
Currency swap
Dori Energy loan	10,595	€ 9,189
Financial power swap	€ 4,967